UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California

Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 88.5%
Corporate — 2.8%
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc., Series B-1, AMT, 3.00%, 11/01/25 (a)	$4,025	$4,014,655
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series A, 5.88%, 2/15/34	975	1,116,307
Series D, 5.88%, 1/01/34	4,000	4,579,720

		9,710,682
County/City/Special District/School District — 31.2%
Campbell Union High School District, GO, Election of 2006, Series C, 5.75%, 8/01/40	4,000	4,668,800
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,009,180
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E:
5.75%, 9/01/34	1,215	1,390,142
6.00%, 9/01/34	2,660	3,081,876
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,842,970
6.50%, 5/01/42	1,860	2,238,175
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,440	2,940,517
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	16,000	17,428,800
El Monte California Union High School District, GO, Election of 2002, Series C, 5.25%, 6/01/18 (b)	9,620	10,732,745
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,248,220
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (b)	2,000	2,527,060

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	$7,485	$8,685,370
Los Rios Community College District, GO, Election of 2002, Series D, 5.38%, 8/01/34	4,635	5,248,489
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	4,000	4,567,880
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	7,135	8,356,512
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	6,035	6,890,461
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/38	5,000	5,850,300
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	4,135	4,641,331
Santa Ana Unified School District, GO, Election of 2008, Series A, 5.13%, 8/01/33	6,210	6,836,713
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,880,775

		109,066,316
Education — 4.5%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,953,750
San Francisco University, 6.13%, 10/01/36	1,745	2,127,225
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,284,847
California School Finance Authority, RB:
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.00%, 7/01/33	1,500	1,671,210

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Municipal Bonds	Par (000)	Value
California (continued)
Education (continued)
California School Finance Authority, RB (continued):
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.30%, 7/01/43	$3,000	$3,381,990
Value Schools, 6.65%, 7/01/33	595	658,570
Value Schools, 6.90%, 7/01/43	1,330	1,488,137

		15,565,729
Health — 12.6%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	10,000	11,146,200
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,138,480
Sutter Health, Series B, 6.00%, 8/15/42	7,530	8,899,481
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	11,415,700
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	7,995	9,432,981
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	1,920,522

		43,953,364
Housing — 1.0%
County of Santa Clara California Housing Authority, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,502,380
State — 10.6%
State of California, GO, Various Purposes:
6.00%, 4/01/38	8,000	9,314,800
6.00%, 11/01/39	3,355	3,988,324
State of California, GO, Refunding, 4.00%, 12/01/40	2,750	2,806,705

Municipal Bonds	Par (000)	Value
California (continued)
State (continued)
State of California Public Works Board, LRB:
Department of Developmental Services, Poterville, Series C, 6.25%, 4/01/34	$1,605	$1,882,986
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,819,400
Trustees of the California State University, Series D, 6.00%, 4/01/27	215	251,008
Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,819,701
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	4,400	5,293,948

		37,176,872
Tobacco — 0.5%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	2,000	1,832,060
Transportation — 8.3%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	5,215	6,038,136
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,440	1,632,442
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	3,605	4,044,990
City of San Jose California, RB, Series A-1, AMT (AGM):
5.50%, 3/01/30	1,000	1,132,400
5.75%, 3/01/34	1,000	1,166,550
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,649,592
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,235,320
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,350,670
Senior Series B, 5.75%, 7/01/39	900	999,081

2	BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	$5,075	$5,653,448

		28,902,629
Utilities — 17.0%
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	3,035	3,336,315
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	4,000	4,580,080
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	2,645	3,179,978
County of Riverside California Public Financing Authority, RB, Capital Facility Project, 5.25%, 11/01/45	5,000	5,774,200
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,420	2,881,325
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/35	6,000	6,569,760
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	20,000	21,314,200
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 5/01/30	1,245	1,449,205
5.25%, 5/01/33	2,810	3,240,098
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.38%, 5/15/34	3,920	4,460,176
San Francisco City & County California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	2,480	2,814,006

		59,599,343
Total Municipal Bonds — 88.5%		309,309,375

Municipal BondsTransferred to Tender Option Bond Trusts (c)	Par (000)	Value
California — 73.5%
County/City/Special District/School District — 35.1%
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	$9,870	$11,001,201
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series A:
5.00%, 12/01/39	17,850	20,036,268
5.00%, 12/01/44	14,095	15,705,708
Los Angeles Community College District California, GO, Election of 2008:
Election of 2001, Series E-1, 5.00%, 8/01/18 (b)	14,850	16,564,581
Series C, 5.25%, 8/01/39 (d)	9,680	11,232,623
Los Angeles Community College District California, GO, Refunding, Series A, 6.00%, 8/01/19 (b)	3,828	4,541,924
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,270,652
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	7,732	8,826,904
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 8/01/38	15,520	17,672,469

		122,852,330
Education — 20.6%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (d)	13,845	15,365,458
University of California, RB:
Series AM, 5.25%, 5/15/44	11,950	13,816,351
Series L, 5.00%, 5/15/16 (b)	8,500	8,803,195
Series O, 5.75%, 5/15/19 (b)	2,805	3,273,809
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	5,000	5,719,683
Series I, 5.00%, 5/15/40	21,875	24,993,655

		71,972,151
Health — 8.5%
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligation, 5.00%, 11/01/43	26,870	29,893,681

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Municipal BondsTransferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (continued)
Transportation — 3.2%
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 5/15/45	$10,045	$11,137,782
Utilities — 6.1%
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	16,095,113
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	4,748	5,198,994

		21,294,107
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 73.5%		257,150,051
Total Long-Term Investments (Cost — $524,180,919) — 162.0%		566,459,426

Short-Term Securities — 1.2%	Shares	Value
BIF California Municipal Money Fund, 0.00% (e)(f)	4,104,983	$4,104,983
Total Short-Term Securities (Cost — $4,104,983) — 1.2%		4,104,983
Total Investments (Cost — $528,285,902*) — 163.2%		570,564,409
Other Assets Less Liabilities — 1.1%		3,775,892
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (34.0)%		(118,738,032)
VRDP Shares, at Liquidation Value — (30.3)%		(105,900,000)

Net Assets Applicable to Common Shares — 100.0%		$349,702,269

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$410,042,354

Gross unrealized appreciation	$44,002,005
Gross unrealized depreciation	(2,176,762)

Net unrealized appreciation	$41,825,243

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	When-issued security.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to August 1, 2018 is $14,709,685.

(e)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BIF California Municipal Money Fund	3,733,443	371,540	4,104,983	—

(f)	Represents the current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(29)	10-Year U.S. Treasury Note	December 2015	$3,702,938	$49,746
(26)	5-Year U.S. Treasury Note	December 2015	$3,114,109	33,945
(13)	Long U.S. Treasury Bond	December 2015	$2,033,687	35,751
(4)	U.S. Ultra Bond	December 2015	$ 639,000	12,858
Total				$132,300

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2015	5

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]		$566,459,426	—	$566,459,426
Short-Term Investments	$4,104,983			4,104,983

Total	$4,104,983	$566,459,426	—	$570,564,409

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$132,300	—	—	$132,300
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$123,500	—	—	$123,500
Liabilities:
TOB Trust Certificates	—	$(118,696,811)	—	(118,696,811)
VRDP Shares	—	(105,900,000)	—	(105,900,000)

Total	$123,500	$(224,596,811)	—	$(224,473,311)

During the period ended October 31, 2015, there were no transfers between levels.

6	BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	OCTOBER 31, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield California Fund, Inc.

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield California Fund, Inc.

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield California Fund, Inc.

Date: December 22, 2015